OTHER RESERVES - Summary of Other Reserves Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 12,752
Comprehensive income/(loss) attributable to Shell plc shareholders	26,235		$ (23,512)	$ 13,773
Repurchases of shares	(3,513)	[1]	(1,214)	(10,286)	[1]
Ending balance	18,909		12,752
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	12,752		14,451	16,615
Comprehensive income/(loss) attributable to Shell plc shareholders	6,134		(1,832)	(2,069)
Transfer from other comprehensive income	(45)		270	(74)
Repurchases of shares	10	[1]	6	28	[1]
Share-based compensation	58		(143)	(49)
Ending balance	18,909		12,752	14,451
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,298		37,298	37,298
Ending balance	37,298		37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154		154	154
Ending balance	154		154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	129		123	95
Repurchases of shares	10			28
Ending balance	139		129	123
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	906		1,049	1,098
Share-based compensation	58		(143)	(49)
Ending balance	964		906	1,049
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(25,735)		(24,173)	(22,030)
Comprehensive income/(loss) attributable to Shell plc shareholders	6,134		(1,832)	(2,069)
Transfer from other comprehensive income	(45)		270	(74)
Ending balance	$ (19,646)		$ (25,735)	$ (24,173)

[1]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the year. (See Note 21)